BORROWINGS - Schedule of Borrowings (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 360,957	$ 356,768
Current	83,361	103,018
Non-current	277,596	253,750
Borrowings	360,957	356,768
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	264,690	286,944
Current	42,604	33,194
Non-current	222,086	253,750
Borrowings	264,690	286,944
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	264,690	286,944
Borrowings	264,690	286,944
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowings	63,337	49,084	$ 121,200	$ 3,975
Current	7,827	49,084
Non-current	55,510	0
Borrowings	$ 63,337	$ 49,084	$ 121,200	$ 3,975
Borrowings, interest rate	3.47%	3.44%
Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 32,930	$ 20,740
Borrowings	$ 32,930	$ 20,740
Bottom of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.41%	3.39%
Bottom of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.28%	2.23%
Top of range | Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.44%	3.41%
Top of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.61%	2.61%